Label	Element	Value
Invesco Short Duration High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (Investment Company Act of 1940 or 1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel of the issuer or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
Invesco Advisers, Inc. (Invesco or the Adviser) generally seeks to achieve the Fund’s investment objective by investing at least 75% of its net assets in higher yielding municipal securities, specifically medium- and lower-grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade municipal securities are securities rated by S&P or Fitch, Inc. (Fitch) as BBB+ through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa1 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are, therefore, inclusive of some securities rated investment grade. Securities rated below investment grade are commonly referred to as junk bonds.
At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and in tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or in unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
Under normal market conditions, the Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax. From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities. The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates.
The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities that the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk.
The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than five years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times. The foregoing duration target is not guaranteed and the portfolio managers may deviate from such target in their discretion.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class A	Period Ended	Returns
Year-to-date	September 30, 2023	-0.66%
Best Quarter	June 30, 2016	3.85%
Worst Quarter	March 31, 2020	-6.93%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.93%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Short Duration High Yield Municipal Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	A money market fund's sponsor has no legal obligation to provide financial support to the money market fund.
Invesco Short Duration High Yield Municipal Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds.
Invesco Short Duration High Yield Municipal Fund | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price.
Invesco Short Duration High Yield Municipal Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco Short Duration High Yield Municipal Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Short Duration High Yield Municipal Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Invesco Short Duration High Yield Municipal Fund | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Invesco Short Duration High Yield Municipal Fund | Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Invesco Short Duration High Yield Municipal Fund | High Yield Debt Securities (Junk Bond) Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (junk bonds) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Invesco Short Duration High Yield Municipal Fund | Medium- and Lower-Grade Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Medium- and Lower-Grade Municipal Securities Risk. Medium- and lower-grade municipal securities generally involve more volatility and greater risks, including credit, market, liquidity and management risks, than higher-grade securities. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations. As such, the Fund’s portfolio may consist of a higher portion of unrated securities than an investment company investing solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, which may have the effect of limiting the Fund’s ability to sell such securities at the desired price.
Invesco Short Duration High Yield Municipal Fund | Municipal Issuer Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Invesco Short Duration High Yield Municipal Fund | Unrated Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Unrated Securities Risk. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.
Invesco Short Duration High Yield Municipal Fund | Investing in U.S. Territories, Commonwealths and Possessions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investing in U.S. Territories, Commonwealths and Possessions Risk. The Fund also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual and state income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. Certain of the municipalities in which the Fund invests, including Puerto Rico, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession. The Schedule of Investments included in the Fund's annual and semi-annual reports identifies the percentage of the Fund invested in Puerto Rican municipal securities, as of the date of reports, which may be substantial.
Invesco Short Duration High Yield Municipal Fund | Alternative Minimum Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Alternative Minimum Tax Risk. All or a portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
Invesco Short Duration High Yield Municipal Fund | Money Market Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Invesco Short Duration High Yield Municipal Fund | Rule 144A Securities and Other Exempt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Invesco Short Duration High Yield Municipal Fund | Restricted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Invesco Short Duration High Yield Municipal Fund | Zero Coupon or Pay-In-Kind Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Invesco Short Duration High Yield Municipal Fund | When-Issued, Delayed Delivery and Forward Commitment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Invesco Short Duration High Yield Municipal Fund | Inverse Floating Rate Interests Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inverse Floating Rate Interests Risk. Inverse floating rate interests (Inverse Floaters) are issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. Such instruments are created by a special purpose trust (a TOB Trust) that holds long-term fixed rate bonds, sold to it by the Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (Floaters), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline more than the price of a bond with a similar maturity, because of the effect of leverage. The price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust provides the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Further, as short-term interest rates rise, the interest payable on the Floaters issued by a TOB Trust also rises, leaving less residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Additionally, Inverse Floaters may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment in Inverse Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the relevant underlying securities.
Invesco Short Duration High Yield Municipal Fund | Variable-Rate Demand Notes Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Invesco Short Duration High Yield Municipal Fund | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Invesco Short Duration High Yield Municipal Fund | Taxability Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court, and after the Fund buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax. In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, or the non-compliant conduct of a bond issuer.
Invesco Short Duration High Yield Municipal Fund | Changing Fixed Income Market Conditions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Invesco Short Duration High Yield Municipal Fund | Borrowing and Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Borrowing and Leverage Risk. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs.
Invesco Short Duration High Yield Municipal Fund | Financial Markets Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund, including by adversely impacting the Fund’s operations, universe of potential investment options, and return potential.
Invesco Short Duration High Yield Municipal Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Invesco Short Duration High Yield Municipal Fund | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.81%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[1]
Invesco Short Duration High Yield Municipal Fund | Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.61%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[2]
Invesco Short Duration High Yield Municipal Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%	[1]
Invesco Short Duration High Yield Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Interest	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,342
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	341
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	741
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,342
Annual Return 2016	rr_AnnualReturn2016	2.49%
Annual Return 2017	rr_AnnualReturn2017	7.76%
Annual Return 2018	rr_AnnualReturn2018	2.00%
Annual Return 2019	rr_AnnualReturn2019	7.56%
Annual Return 2020	rr_AnnualReturn2020	(0.58%)
Annual Return 2021	rr_AnnualReturn2021	5.68%
Annual Return 2022	rr_AnnualReturn2022	(9.17%)
1 Year	rr_AverageAnnualReturnYear01	(11.42%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.42%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Invesco Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.45%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Invesco Short Duration High Yield Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Interest	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,766
1 Year	rr_AverageAnnualReturnYear01	(10.85%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Interest	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	(9.02%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Interest	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	(9.10%)
5 Years	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2015
Invesco Short Duration High Yield Municipal Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Interest	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	(8.95%)
5 Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017

[1]	Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[2]	The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.
[3]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.